Acquisitions (Details) (USD $) In Millions, unless otherwise specified						12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Avalon Actuarial Inc [Member]	Dec. 31, 2012 Acquired client relationships Avalon Actuarial Inc [Member]	Dec. 31, 2012 Non-compete Agreements Avalon Actuarial Inc [Member]	Dec. 31, 2012 Acquired trade names Avalon Actuarial Inc [Member]
Business Acquisition [Line Items]
Cash consideration					$ 25
Additional consideration up to					5
Recognized acquired intangible assets					20	17
Acquired intangible assets, expected life						14 years	5 years	3 years
Goodwill	$ 2,829	$ 2,827	$ 3,295	$ 3,294	$ 10